UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2014. The net asset values (NAV) per share at that date were $13.74, $13.67 and $13.76 for Class A, Class C and Class I shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2014
Cohen & Steers Preferred Securities and Income Fund—Class A	9.89%
Cohen & Steers Preferred Securities and Income Fund—Class C	9.50%
Cohen & Steers Preferred Securities and Income Fund—Class I	10.13%
BofA Merrill Lynch Fixed-Rate Preferred Securities Index[a]	12.04%
Blended Benchmark—50% BofA Merrill Lynch U.S. Capital Securities Index/50% BofA Merrill Lynch Fixed-Rate Preferred Securities Index[a]	10.00%
S&P 500 Index[a]	7.14%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 3.75% initial sales charge on Class A shares and 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs less than one year from purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

a  BofA Merrill Lynch Fixed-Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar denominated preferred securities issued in the U.S. market. The BofA Merrill Lynch U.S. Capital Securities Index is a subset of The BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The Standard and Poor's 500 Composite Stock Index (S&P 500 Index) is an unmanaged index of 500 large capitalization, publicly traded stocks representing a variety of industries that is frequently used as a general measure of stock market performance. Benchmark returns are shown for comparative purposes only and may not necessarily be representative of the Fund's portfolio.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. equity holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark, which does not use fair value pricing.

The Fund makes regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund's investment company taxable income and realized gains. This excess would be a "return of capital" distributed from the Fund's assets. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Investment Review

In the first half of 2014, preferred securities had strong returns along with other major fixed income asset classes, supported by an environment of declining bond yields and tightening credit spreads. U.S. Treasury yields had risen sharply in 2013 in expectation that the Federal Reserve would begin to tighten monetary policy by tapering bond purchases associated with quantitative easing (QE). However, bond yields reversed course to trend steadily lower in 2014 even as QE tapering began. This reflected, among other things, first-quarter economic weakness in the U.S. due in part to a harsh winter, a generally benign global inflation outlook, rising geopolitical tensions and aggressive monetary policy measures by the European Central Bank (ECB). Between January and June, the 10-year Treasury yield declined from 3.0% to 2.5% and sovereign yields in Europe reached record lows, providing a global tailwind to financial assets with perceived sensitivity to interest rates.

In the preferred securities market, exchange-traded retail preferreds outperformed institutional over-the-counter (OTC) issues. The exchange-traded market gained back some of the ground it lost after materially underperforming in 2013, when rising interest rates and tax-loss-related selling weighed heavily on preferreds. In 2014, declining bond yields provided a greater boost to prices in the exchange-listed market, as many of these securities have much higher sensitivity to interest rate risk (duration) given their fixed-rate structures. In addition, the exchange-listed market benefited from flows into exchange-traded funds (ETFs) amid a more favorable sentiment toward fixed income.

Preferred securities issued by Real Estate Investment Trusts (REITs), many of which are longer-duration issues, were among the top performers in the first half of the year after performing particularly poorly in 2013. The group also benefited from a rebound in REIT equity prices. Preferreds issued by financial institutions, which are by far the largest issuers of preferred securities, also performed well. In particular, securities from U.K. and European banks had solid gains, driven by expectations of additional ECB stimulus and further improvements in bank credit fundamentals. Most major U.S. and European banks continued to bolster their balance sheets in the face of new, more stringent regulatory capital requirements, which had a positive effect on their creditworthiness.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

There was a significant volume of new issuance in both the exchange-traded and OTC preferred markets during the period. As in recent quarters, issuance was driven by regulatory changes following the financial crisis that require new preferred structures. However, the pace of issuance picked up as issuers took advantage of the improving backdrop for fixed income, seeing demand for higher-income securities amid low Treasury yields and tightening spreads across credit markets. Much of the supply came in the form of new contingent-capital securities (CoCos) from financial companies in Europe, Asia and Latin America. The added supply had little impact on prices for the broader preferreds market due to the continued demand for income, although select securities were revalued based on the new issues.

Fund Performance

The Fund had a positive total return in the first half of 2014; Class I shares outperformed the blended benchmark, while Class A and C shares underperformed the blended benchmark. We generally emphasized securities that were more defensive relative to interest-rate risk given our view that economic growth would continue to be solid, potentially presenting further challenges to bond markets. With rates coming down, this positioning weighed on the Fund's performance relative to the benchmark. However, the impact was more than offset by investments in CoCos and other non-U.S. preferreds that were not represented in the index, many of which outperformed. The Fund also had a beneficial overweight in REIT preferreds, although the advantage was partially offset by security selection in the sector. The higher-yielding below-investment-grade REIT preferreds that we favor generally underperformed the more rate-sensitive investment-grade securities included in the benchmark. In addition, the Fund's investments in certain below-investment-grade U.S. bank and insurance issues benefited performance.

Impact of Derivatives on Fund Performance

The Fund used forward foreign currency exchange contracts in order to manage currency risk on certain Fund positions denominated in foreign currencies. These contracts did not have a material effect on the Fund's total return during the six-month period ended June 30, 2014.

Investment Outlook

We continue to expect improving economic growth in the U.S. and a modest rebound in inflation from historically low levels. We recognize that slower growth trajectories and easy monetary policy conditions in foreign economies, as well as geopolitical uncertainties, may continue to place downward pressure on U.S. bond yields. Nonetheless, we look for a gradual resumption of upward-trending Treasury yields over time, and we believe the best risk-adjusted returns will come from a cautious stance.

In this environment, we believe preferred securities continue to offer better value relative to many other fixed income categories. Preferreds offer high income rates, typically in the 6-8% range, while credit spreads remain wide of their long-term averages. In our view, the cushions provided by high income and wide credit spreads may help to soften the impact of rising interest rates if Treasury yields revert to more normal historical levels in the coming year. Furthermore, we believe preferreds are more attractively priced than other types of securities such as high yield bonds, particularly given the powerful credit tailwind of exceptionally strong bank regulation.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

In our view, active management will be a critical factor in achieving total returns, as the changing environment is likely to cause certain securities to perform better than others. Following the run-up in prices of many exchange-traded retail preferreds, we believe the disparity in valuations across the preferred market underscores the importance of security selection. We continue to focus on preferreds that we believe offer attractive risk-adjusted returns, emphasizing securities with high income rates that provide a more defensive posture relative to interest-rate risk. These may include below-investment-grade and non-rated securities. Additionally, we generally favor lower-duration securities, including those with fixed-to-float or floating-rate structures.

Sincerely,

ROBERT H. STEERS	JOSEPH M. HARVEY
Chairman	Portfolio Manager

  WILLIAM F. SCAPELL

  Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of publication. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories focused on global listed real estate, commodities, global listed infrastructure & MLPs, as well as preferred securities and large cap value equities.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2014

	Class A Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	7.21%[a]	9.64%[b]	—
1 Year (without sales charge)	11.39%	10.64%	11.82%
Since Inception[c] (with sales charge)	10.13%[a]	10.40%	—
Since Inception[c] (without sales charge)	11.15%	10.40%	11.53%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2014 prospectuses were as follows: Class A—1.20% and 1.10%; Class C—1.86% and 1.75%; and Class I—0.91% and 0.75%. Effective August 1, 2014 through June 30, 2016, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.15% for Class A shares, 1.80% for Class C shares and 0.80% for Class I shares, as disclosed in a prospectus supplement dated June 17, 2014.

a  Reflects a 3.75% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1.00%.

c  Inception date of May 3, 2010.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014—June 30, 2014.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period[a] January 1, 2014– June 30, 2014
Class A
Actual (9.89% return)	$1,000.00	$1,098.90	$5.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.34	$5.51
Class C
Actual (9.50% return)	$1,000.00	$1,095.00	$9.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.12	$8.75
Class I
Actual (10.13% return)	$1,000.00	$1,101.30	$3.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.08	$3.76

a  Expenses are equal to the Fund's Class A, Class C and Class I annualized expense ratios of 1.10%, 1.75% and 0.75%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses that were assumed by the investment advisor, the annualized expense ratios would have been 1.19%, 1.84% and 0.88%, respectively.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

June 30, 2014
Top Ten Holdingsa
(Unaudited)

Security	Value	% of Net Assets
JPMorgan Chase & Co., 7.90%, Series I	$79,641,375	2.8
Wells Fargo & Co., 7.98%, Series K	56,176,725	2.0
American International Group, 8.175%, due 5/15/68 (FRN)	48,745,567	1.7
General Electric Capital Corp., 7.125%, Series A	42,080,588	1.5
MetLife Capital Trust X, 9.25%, due 4/8/68, 144A	42,030,375	1.5
Liberty Mutual Group, 7.80%, due 3/15/37, 144A	41,347,020	1.4
Nationwide Building Society, 10.25% (United Kingdom)	39,525,634	1.4
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)	38,791,240	1.3
Wells Fargo & Co., 5.85%	38,185,185	1.3
Prudential Financial, 5.625%, due 6/15/43 (FRN)	37,801,869	1.3

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown
(Based on Net Assets)
(Unaudited)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

		Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	38.5%
BANKS	12.4%
AgriBank FCB, 6.875%, ($100 Par Value)		130,500	$13,796,304
Astoria Financial Corp., 6.50%, Series C		161,571	3,955,258
BB&T Corp., 5.625%, Series E		582,922	13,838,568
Citigroup, 6.875%, Series K		781,700	21,215,338
CoBank ACB, 6.25%, 144A ($100 Par Value)[a]		276,000	28,729,889
CoBank ACB, 6.125%, Series G ($100 Par Value)		150,250	13,494,328
Countrywide Capital IV, 6.75%, due 4/1/33		517,275	13,211,203
Countrywide Capital V, 7.00%, due 11/1/36		1,328,067	34,529,742
Farm Credit Bank of Texas, 6.75%, 144Aa		211,700	22,208,664
Fifth Third Bancorp, 6.625%, Series I		797,911	21,368,057
First Niagara Financial Group, 8.625%, Series B		111,842	3,242,300
First Republic Bank, 6.20%, Series B		355,141	9,020,581
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)		16,271	21,680,619
PNC Financial Services Group, 6.125%, Series P		796,449	21,870,490
PrivateBancorp, 7.125%, due 10/30/42		437,970	11,277,727
Regions Financial Corp., 6.375%, Series B		995,426	25,622,265
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1,000 Par Value)[a]		4,090	5,480,203
US Bancorp, 6.50%, Series F		353,188	9,981,093
Wells Fargo & Co., 5.85%		1,472,058	38,185,185
Wells Fargo & Co., 6.625%		186,640	5,210,989
Zions Bancorp, 7.90%, Series F		417,785	11,735,581
Zions Bancorp, 6.30%, Series G		355,092	9,172,026
			358,826,410
BANKS—FOREIGN	1.4%
Barclays Bank PLC, 7.10%, Series III (United Kingdom)		318,918	8,167,490
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)		755,156	19,460,370
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)		448,873	11,791,894
			39,419,754

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
DIVERSIFIED FINANCIAL SERVICES	0.4%
State Street Corp., 5.90%, Series D		424,960	$11,133,952
ELECTRIC—INTEGRATED	0.6%
Integrys Energy Group, 6.00%, due 8/1/73		657,991	17,311,743
FINANCE	2.7%
INVESTMENT ADVISORY SERVICES	0.4%
Affiliated Managers Group, 6.375%, due 8/15/42		465,300	12,093,147
INVESTMENT BANKER/BROKER	2.3%
Goldman Sachs Group, 5.95%, Series I		380,000	9,336,600
Goldman Sachs Group, 6.375%, Series K		879,500	23,148,440
Morgan Stanley, 6.875%		1,026,333	27,885,467
RBS Capital Funding Trust VI, 6.25%, Series F		268,318	6,479,880
			66,850,387
TOTAL FINANCE			78,943,534
INDUSTRIALS—CHEMICALS	0.9%
CHS, 7.10%, Series II		963,500	26,168,660
INSURANCE	7.4%
LIFE/HEALTH INSURANCE	0.7%
Principal Financial Group, 5.563%, Series A ($100 Par Value)		92,000	9,349,500
Principal Financial Group, 6.518%, Series B (FRN)		410,686	10,456,066
			19,805,566
LIFE/HEALTH INSURANCE—FOREIGN	0.3%
Aegon NV, 6.50% (Netherlands)		294,451	7,493,778
MULTI-LINE	2.9%
Allstate Corp., 6.75%, Series C		210,000	5,571,300
Allstate Corp., 6.625%, Series E		826,453	21,453,894
Hanover Insurance Group/The, 6.35%, due 3/30/53		383,438	9,432,575
Hartford Financial Services Group, 7.875%, due 4/15/42		662,960	19,849,022
Kemper Corp., 7.375%, due 2/27/54		483,400	12,607,072
WR Berkley Corp., 5.625%, due 4/30/53		642,805	14,945,216
			83,859,079

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
MULTI-LINE—FOREIGN	2.0%
ING Groep N.V., 7.05% (Netherlands)		479,782	$12,306,408
ING Groep N.V., 7.20% (Netherlands)		523,448	13,510,193
ING Groep N.V., 7.375% (Netherlands)		1,230,795	31,803,743
			57,620,344
REINSURANCE	0.5%
Reinsurance Group of America, 6.20%, due 9/15/42		561,870	15,417,713
REINSURANCE—FOREIGN	1.0%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)		470,082	11,705,042
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)		202,107	5,285,098
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)[b]		320,272	8,381,518
Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)		163,398	4,302,269
			29,673,927
TOTAL INSURANCE			213,870,407
INTEGRATED TELECOMMUNICATIONS SERVICES	0.9%
Qwest Corp., 6.125%, due 6/1/53		345,664	8,047,058
Qwest Corp., 7.00%, due 4/1/52		326,609	8,462,439
Telephone & Data Systems, 6.875%, due 11/15/59		149,582	3,788,912
Telephone & Data Systems, 7.00%, due 3/15/60		158,181	4,073,161
			24,371,570
PIPELINES	0.3%
NuStar Logistics LP, 7.625%, due 1/15/43		366,996	9,879,532
REAL ESTATE	10.2%
DIVERSIFIED	3.1%
Colony Financial, 8.50%, Series A		389,197	10,492,751
Coresite Realty Corp., 7.25%, Series A		406,311	10,218,722
Duke Realty Corp., 6.50%, Series K		225,000	5,616,000
DuPont Fabros Technology, 7.875%, Series A		318,329	8,356,136
Gramercy Property Trust, 8.125%, Series A		339,639	8,541,921
National Retail Properties, 5.70%		319,985	7,308,457
NorthStar Realty Finance Corp., 8.50%, Series D		333,800	8,481,858
Retail Properties of America, 7.00%		506,582	13,024,223

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
Urstadt Biddle Properties, 7.125%, Series F		232,000	$5,895,120
Vornado Realty Trust, 6.625%, Series G		438,860	11,098,770
			89,033,958
HOTEL	2.2%
Chesapeake Lodging Trust, 7.75%, Series A		395,206	10,542,120
Hersha Hospitality Trust, 8.00%, Series B		167,069	4,313,722
Hersha Hospitality Trust, 6.875%, Series C		199,569	5,003,195
Hospitality Properties Trust, 7.125%, Series D		247,406	6,303,905
LaSalle Hotel Properties, 6.375%, Series I		280,000	6,711,600
Pebblebrook Hotel Trust, 7.875%, Series A		300,977	7,930,744
Pebblebrook Hotel Trust, 8.00%, Series B		83,200	2,213,120
Pebblebrook Hotel Trust, 6.50%, Series C		210,000	4,947,600
Summit Hotel Properties, 7.125%		227,800	5,692,722
Sunstone Hotel Investors, 8.00%, Series D		316,870	8,385,964
			62,044,692
INDUSTRIALS	0.2%
First Potomac Realty Trust, 7.75%, Series A		192,001	4,982,426
MORTGAGE	0.3%
Annaly Capital Management, 7.50%, Series D		346,700	8,407,475
OFFICE	2.0%
American Realty Capital Properties, 6.70%, Series F		1,596,018	37,394,702
Corporate Office Properties Trust, 7.375%, Series L		352,000	9,011,200
Hudson Pacific Properties, 8.375%, Series B		230,908	6,153,698
PS Business Parks, 6.45%, Series S		110,689	2,781,615
PS Business Parks, 6.00%, Series T		150,362	3,626,731
			58,967,946
RESIDENTIAL	0.4%
APARTMENT	0.2%
Apartment Investment & Management Co., 6.875%		240,000	6,175,200
MANUFACTURED HOME	0.2%
Equity Lifestyle Properties, 6.75%, Series C		261,988	6,582,448
TOTAL RESIDENTIAL			12,757,648

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
SHOPPING CENTERS	2.0%
COMMUNITY CENTER	1.0%
Cedar Realty Trust, 7.25%, Series B		317,900	$8,106,450
DDR Corp., 6.50%, Series J		215,707	5,356,005
Kite Realty Group Trust, 8.25%, Series A		203,490	5,345,682
Saul Centers, 6.875%, Series C		330,731	8,350,958
			27,159,095
REGIONAL MALL	1.0%
CBL & Associates Properties, 7.375%, Series D		448,002	11,356,851
Glimcher Realty Trust, 7.50%, Series H		214,700	5,470,556
Pennsylvania REIT, 8.25%, Series A		232,069	6,114,786
Taubman Centers, 6.25%, Series K		280,000	6,748,000
			29,690,193
TOTAL SHOPPING CENTERS			56,849,288
TOTAL REAL ESTATE			293,043,433
TRANSPORT—MARINE—FOREIGN	0.9%
Seaspan Corp., 6.375%, due 4/30/19 (Hong Kong)		360,750	9,217,163
Seaspan Corp., 9.50%, Series C (Hong Kong)		357,226	9,895,160
Teekay Offshore Partners LP, 7.25%, Series A (Marshall Islands)		271,600	7,118,636
			26,230,959
UTILITIES	0.4%
SCE Trust III, 5.75%		408,654	10,788,466
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,067,937,872)			1,109,988,420
PREFERRED SECURITIES—CAPITAL SECURITIES	58.9%
BANKS	8.8%
Countrywide Capital III, 8.05%, due 6/15/27, Series B		3,000,000	3,734,943
Farm Credit Bank of Texas, 10.00%, Series I		22,200	26,938,312
Fifth Third Bancorp, 4.90%, Series J		6,400,000	6,400,000
Goldman Sachs Capital I, 6.345%, due 2/15/34		11,590,000	13,279,277
Goldman Sachs Capital II, 4.00% (FRN)		15,378,000	12,379,290
Goldman Sachs Capital III, 4.00%, Series F (FRN)		9,744,000	7,795,200
JPMorgan Chase & Co., 7.90%, Series I		70,950,000	79,641,375

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
M&T Capital Trust II, 8.277%, due 6/1/27		6,000,000	$6,099,870
PNC Financial Services Group, 6.75%		11,000,000	12,321,727
Wells Fargo & Co, 5.90%, Series S		14,026,000	14,913,145
Wells Fargo & Co., 7.98%, Series K		49,170,000	56,176,725
Zions Bancorp, 7.20%, Series J		13,491,000	14,367,915
			254,047,779
BANKS—FOREIGN	24.0%
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)[a]		8,908,000	13,447,994
Banco Bilbao Vizcaya Argentaria SA, 7.00% (Spain)		9,200,000	13,334,520
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)		21,200,000	23,823,500
Banco do Brasil SA/Cayman, 9.00%, 144A (Brazil)[a]		26,840,000	26,605,150
Banco do Brasil SA/Cayman, 9.25%, 144A (Brazil)[a]		8,450,000	8,785,465
Banco Santander SA, 6.375%, Series REGS (Spain)		9,600,000	9,672,000
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN (Ireland)		4,550,000	6,931,227
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)		12,800,000	14,643,200
Barclays Bank PLC, 7.75%, due 4/10/23 (United Kingdom)		10,000,000	11,142,500
Barclays Bank PLC, 6.86%, 144A (United Kingdom)[a]		18,938,000	21,447,285
Barclays PLC, 8.00% (United Kingdom) (EUR)		9,300,000	13,931,535
Barclays PLC, 8.25% (United Kingdom)		23,924,000	25,407,288
BBVA Bancomer SA Texas, 6.75%, due 9/30/22, 144A (Mexico)[a]		10,000,000	11,475,000
BNP Paribas, 7.195%, 144A (France)[a,c]		13,200,000	15,378,000
Commerzbank AG, 8.125%, due 9/19/23, 144A (Germany)[a]		26,350,000	32,084,129
Coventry Building Society, 6.375% (United Kingdom)		7,300,000	12,477,602
Credit Agricole SA, 6.50% (France)		3,400,000	4,943,688
Credit Agricole SA, 7.875%, 144A (France)[a]		12,982,000	14,199,062
Credit Agricole SA, 8.125%, due 9/19/33, 144A (France)[a]		12,900,000	14,718,255
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)[a]		11,250,000	12,515,625

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value
Credit Suisse Group AG, 7.50%, 144A (Switzerland)[a]	19,559,000	$21,698,755
Deutsche Bank AG, 7.125% (Germany) (GBP)	8,000,000	13,751,097
Deutsche Bank Capital Funding Trust I, 3.254%, 144A (FRN) (Germany)[a]	10,774,000	10,612,390
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)[a]	22,901,000	27,939,220
HBOS Capital Funding LP, 6.85% (United Kingdom)	16,996,000	17,202,076
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)[a]	25,904,000	38,791,240
Intesa Sanpaolo SpA, 5.017%, due 6/26/24, 144A (Italy)[a]	12,400,000	12,570,996
Itau Unibanco Holding SA/Cayman Island, 5.50%, due 8/6/22, 144A (Brazil)[a]	8,400,000	8,645,280
Itau Unibanco Holding SA/Cayman Island, 6.20%, due 12/21/21, 144A (Brazil)[a]	5,000,000	5,362,500
Lloyds Banking Group PLC, 7.50% (United Kingdom)	26,200,000	27,942,300
Lloyds Banking Group PLC, 6.657%, 144A (United Kingdom)[a]	6,979,000	7,833,928
Nationwide Building Society, 10.25% (United Kingdom)	17,800,000	39,525,634
Nationwide Building Society, 6.875%, Series EMTN (United Kingdom)	8,900,000	15,616,053
Rabobank Nederland, 8.40% (Netherlands)	16,450,000	18,588,500
Rabobank Nederland, 11.00%, 144A (Netherlands)[a]	21,400,000	28,787,066
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	16,649,000	20,228,535
SMFG Preferred Capital, 9.50%, 144A (FRN) (Cayman Islands)[a]	4,000,000	5,030,200
Societe Generale SA, 6.75% (France)	4,500,000	6,474,565
Societe Generale SA, 8.875% (France) (GBP)	5,442,000	10,650,382
Societe Generale SA, 7.875%, 144A (France)[a]	14,600,000	15,570,900
Standard Chartered PLC, 7.014%, 144A (United Kingdom)[a]	8,950,000	10,222,681
UBS AG, 7.625%, due 8/17/22 (Switzerland)	18,000,000	21,707,208
		691,714,531

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
FINANCE	4.3%
DIVERSIFIED FINANCIAL SERVICES	3.5%
General Electric Capital Corp., 7.125%, Series A		35,600,000	$42,080,588
General Electric Capital Corp., 6.25%, Series B		24,600,000	27,413,010
JPMorgan Chase & Co, 6.75%, Series S		22,450,000	24,274,063
JPMorgan Chase & Co, 6.125%, Series U		7,400,000	7,597,580
			101,365,241
INVESTMENT BANKER/BROKER	0.8%
Goldman Sachs Group, 5.70%, Series L		11,500,000	11,939,116
Morgan Stanley, 5.45%, Series H		11,420,000	11,642,576
			23,581,692
TOTAL FINANCE			124,946,933
INSURANCE	16.3%
LIFE/HEALTH INSURANCE	5.5%
AIG Life Holdings, 7.57%, due 12/1/45, 144Aa		11,995,000	15,893,375
AIG Life Holdings, 8.125%, due 3/15/46, 144Aa		5,350,000	7,432,460
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144Aa		4,800,000	4,992,000
MetLife Capital Trust IV, 7.875%, due 12/15/67, 144Aa		23,662,000	29,518,345
MetLife Capital Trust X, 9.25%, due 4/8/68, 144Aa		29,495,000	42,030,375
Provident Financing Trust I, 7.405%, due 3/15/38		17,400,000	20,705,600
Prudential Financial, 5.625%, due 6/15/43 (FRN)		35,175,000	37,801,869
			158,374,024
LIFE/HEALTH INSURANCE—FOREIGN	3.2%
Aviva PLC, 3.875%, due 7/3/44, Series EMTN (United Kingdom) (EUR)		3,400,000	4,631,239
Dai-Ichi Mutual Life, 7.25%, 144A (Japan)[a]		13,000,000	15,671,006
Groupama SA, 6.375% (France)		14,600,000	20,741,476
La Mondiale Vie, 7.625% (France)		29,250,000	32,796,563
Sumitomo Life Insurance Co, 6.50%, due 9/20/73, 144A (Japan)[a]		15,500,000	18,298,014
			92,138,298

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
MULTI-LINE	1.7%
American International Group, 8.175%, due 5/15/68, (FRN)		35,259,000	$48,745,567
MULTI-LINE—FOREIGN	1.2%
Aviva PLC, 8.25% (United Kingdom)		11,366,000	12,884,123
AXA SA, 8.60%, due 12/15/30 (France)		7,257,000	9,769,736
AXA SA, 6.463%, 144A (France)[a]		10,600,000	11,408,250
			34,062,109
PROPERTY CASUALTY	1.4%
Liberty Mutual Group, 7.80%, due 3/15/37, 144Aa		34,892,000	41,347,020
PROPERTY CASUALTY—FOREIGN	1.2%
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)[a]		15,036,000	17,855,250
RL Finance Bonds No. 2 PLC, 6.125%, due 11/30/43 (United Kingdom)		9,750,000	17,461,787
			35,317,037
REINSURANCE—FOREIGN	2.1%
Aquarius + Investments PLC, 8.25% (Switzerland)		18,980,000	21,313,401
Catlin Insurance Co., 7.249%, 144A (Bermuda)[a]		22,350,000	23,188,125
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)[a]		14,567,000	15,717,327
			60,218,853
TOTAL INSURANCE			470,202,908
INTEGRATED TELECOMMUNICATIONS SERVICES	1.6%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)[a]		28,162	35,264,104
Embarq Corp., 7.995%, due 6/1/36		10,600,000	11,633,500
			46,897,604

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
PIPELINES	1.9%
DCP Midstream LLC, 5.85%, due 5/21/43, 144Aa,c		3,660,000	$3,495,300
Enbridge Energy Partners LP, 8.05%, due 10/1/77		19,403,000	21,954,494
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B		12,425,000	14,193,140
Enterprise Products Operating LP, 8.375%, due 8/1/66		12,326,000	13,880,876
			53,523,810
UTILITIES	2.0%
ELECTRIC UTILITIES	0.5%
FPL Group Capital, 7.30%, due 9/1/67, Series D		12,200,000	13,460,065
ELECTRIC UTILITIES—FOREIGN	0.8%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)[a]		18,380,000	21,688,400
MULTI-UTILITIES	0.7%
Dominion Resources, 7.50%, due 6/30/66, Series A		7,495,000	8,135,822
PPL Capital Funding, 6.70%, due 3/30/67, Series A		12,638,000	12,898,760
			21,034,582
TOTAL UTILITIES			56,183,047
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,551,321,334)			1,697,516,612
		Principal Amount
CORPORATE BONDS	0.8%
INSURANCE—PROPERTY CASUALTY	0.3%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144Aa		$8,400,000	9,545,382
INTEGRATED TELECOMMUNICATIONS SERVICES	0.5%
Frontier Communications Corp., 9.00%, due 8/15/31		12,850,000	13,910,125
TOTAL CORPORATE BONDS (Identified cost—$21,198,466)			23,455,507

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
SHORT-TERM INVESTMENTS	0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%[d]		18,500,000	$18,500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$18,500,000)			18,500,000
TOTAL INVESTMENTS (Identified cost—$2,658,957,672)	98.8%		2,849,460,539
OTHER ASSETS IN EXCESS OF LIABILITIES	1.2		34,943,013
NET ASSETS	100.0%		$2,884,403,552

Forward foreign currency exchange contracts outstanding at June 30, 2014 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	48,842,880	USD	66,620,076	7/2/14	$(260,493)
Brown Brothers Harriman	EUR	5,479,024	USD	7,447,144	7/2/14	(55,285)
Brown Brothers Harriman	EUR	5,007,088	USD	6,815,949	7/2/14	(40,258)
Brown Brothers Harriman	GBP	47,815,100	USD	80,141,216	7/2/14	(1,689,537)
Brown Brothers Harriman	GBP	7,121,703	USD	11,900,437	7/2/14	(287,644)
Brown Brothers Harriman	GBP	3,665,248	USD	6,236,383	7/2/14	(36,322)
Brown Brothers Harriman	USD	81,214,033	EUR	59,328,992	7/2/14	25,173
Brown Brothers Harriman	USD	100,220,759	GBP	58,602,051	7/2/14	70,780
Brown Brothers Harriman	GBP	58,398,691	USD	99,837,292	8/4/14	(80,521)
Brown Brothers Harriman	GBP	5,722,385	USD	9,727,711	8/4/14	(63,060)
Brown Brothers Harriman	EUR	61,850,495	USD	84,667,390	8/5/14	(35,345)
						$(2,452,512)

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Glossary of Portfolio Abbreviations

EUR  Euro Currency
FRN  Floating Rate Note
GBP  Great British Pound
REIT  Real Estate Investment Trust
USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Resale is restricted to qualified institutional investors. Aggregate holdings equal 25.4% of the net assets of the Fund, of which 0.0% are illiquid.

b  A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $4,972,300 in aggregate has been segregated as collateral.

c  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair valued securities represent 0.7% of the net assets of the Fund.

d  Rate quoted represents the seven-day yield of the Fund.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$2,658,957,672)	$2,849,460,539
Cash	34,271,525
Foreign currency, at value (Identified cost—$2,409,339)	2,422,731
Receivable for:
Dividends and interest	27,048,348
Fund shares sold	15,750,334
Investment securities sold	1,327,801
Unrealized appreciation on forward foreign currency exchange contracts	95,953
Other assets	50,365
Total Assets	2,930,427,596
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	2,548,465
Payable for:
Investment securities purchased	30,321,632
Dividends declared	7,160,669
Fund shares redeemed	3,956,292
Investment advisory fees	1,383,729
Administration fees	115,729
Distribution fees	58,726
Directors' fees	2,603
Other liabilities	476,199
Total Liabilities	46,024,044
NET ASSETS	$2,884,403,552
NET ASSETS consist of:
Paid-in capital	$2,694,397,306
Dividends in excess of net investment income	(9,256,065)
Accumulated undistributed net realized gain	11,206,571
Net unrealized appreciation	188,055,740
$2,884,403,552

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2014 (Unaudited)

CLASS A SHARES:
NET ASSETS	$593,903,805
Shares issued and outstanding ($0.001 par value common stock outstanding)	43,232,939
Net asset value and redemption price per share	$13.74
Maximum offering price per share ($13.74 ÷ 0.9625)[a]	$14.28
CLASS C SHARES:
NET ASSETS	$516,465,868
Shares issued and outstanding ($0.001 par value common stock outstanding)	37,771,270
Net asset value and offering price per share[b]	$13.67
CLASS I SHARES:
NET ASSETS	$1,774,033,879
Shares issued and outstanding ($0.001 par value common stock outstanding)	128,952,008
Net asset value, offering and redemption price per share	$13.76

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividend income	$35,965,346
Interest income	45,111,391
Total Investment Income	81,076,737
Expenses:
Investment advisory fees	8,508,229
Distribution fees—Class A	626,735
Distribution fees—Class C	1,811,365
Shareholder servicing fees—Class A	250,694
Shareholder servicing fees—Class C	603,788
Shareholder servicing fees—Class I	271,653
Administration fees	786,251
Transfer agent fees and expenses	474,269
Registration and filing fees	159,890
Custodian fees and expenses	74,583
Shareholder reporting expenses	71,780
Directors' fees and expenses	63,555
Professional fees	48,433
Line of credit fees	38,369
Miscellaneous	31,498
Total Expenses	13,821,092
Reduction of Expenses (See Note 2)	(1,412,550)
Net Expenses	12,408,542
Net Investment Income	68,668,195
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	10,833,259
Foreign currency transactions	(973,337)
Net realized gain	9,859,922
Net change in unrealized appreciation (depreciation) on:
Investments	151,864,681
Foreign currency translations	(1,569,264)
Net change in unrealized appreciation (depreciation)	150,295,417
Net realized and unrealized gain	160,155,339
Net Increase in Net Assets Resulting from Operations	$228,823,534

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
Change in Net Assets:
From Operations:
Net investment income	$68,668,195	$119,699,016
Net realized gain	9,859,922	8,129,848
Net change in unrealized appreciation (depreciation)	150,295,417	(89,487,230)
Net increase in net assets resulting from operations	228,823,534	38,341,634
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(15,027,081)	(23,755,428)
Class C	(12,637,073)	(22,255,151)
Class I	(45,596,143)	(75,744,667)
Net realized gain:
Class A	—	(1,976,234)
Class C	—	(2,095,544)
Class I	—	(5,860,209)
Tax return of capital:
Class A	—	(1,718,414)
Class C	—	(1,822,159)
Class I	—	(5,095,687)
Total dividends and distributions to shareholders	(73,260,297)	(140,323,493)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	589,022,115	435,235,826
Total increase in net assets	744,585,352	333,253,967
Net Assets:
Beginning of period	2,139,818,200	1,806,564,233
End of period[a]	$2,884,403,552	$2,139,818,200

a  Includes dividends in excess of net investment income of $9,256,065 and $4,663,963, respectively.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended	For the Year Ended December 31,			For the Period May 3, 2010[a] through
Per Share Operating Performance:	June 30, 2014	2013	2012	2011	December 31, 2010
Net asset value, beginning of period	$12.87	$13.34	$11.69	$12.10	$11.46
Income (loss) from investment operations:
Net investment income[b]	0.37	0.69	0.71	0.75	0.53
Net realized and unrealized gain (loss)	0.89	(0.35)	1.80	(0.35)	0.52
Total from investment operations	1.26	0.34	2.51	0.40	1.05
Less dividends and distributions to shareholders from:
Net investment income	(0.39)	(0.70)	(0.73)	(0.70)	(0.34)
Net realized gain	—	(0.06)	(0.11)	—	(0.04)
Tax return of capital	—	(0.05)	(0.02)	(0.11)	(0.03)
Total dividends and distributions to shareholders	(0.39)	(0.81)	(0.86)	(0.81)	(0.41)
Redemption fees retained by the Fund	—	—	—	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	0.87	(0.47)	1.65	(0.41)	0.64
Net asset value, end of period	$13.74	$12.87	$13.34	$11.69	$12.10
Total investment return[d,e]	9.89%[f]	2.55%	22.04%	3.32%	9.22%[f]

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class A
	For the Six Months Ended	For the Year Ended December 31,			For the Period May 3, 2010[a] through
Ratios/Supplemental Data:	June 30, 2014	2013	2012	2011	December 31, 2010
Net assets, end of period (in millions)	$593.9	$425.5	$413.6	$136.4	$50.4
Ratio of expenses to average daily net assets (before expense reduction)	1.19%[g]	1.20%	1.22%[h]	1.29%[h]	1.67%[g,h]
Ratio of expenses to average daily net assets (net of expense reduction)	1.10%[g]	1.10%	1.10%[h]	1.06%[h]	0.85%[g,h]
Ratio of net investment income to average daily net assets (before expense reduction)	5.47%[g]	5.10%	5.45%[h]	5.95%[h]	5.71%[g,h]
Ratio of net investment income to average daily net assets (net of expense reduction)	5.56%[g]	5.20%	5.57%[h]	6.18%[h]	6.53%[g,h]
Portfolio turnover rate	16%[f]	56%	39%	44%	31%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Does not reflect sales charges, which would reduce return.

e  Return assumes the reinvestment of all dividends and distributions at NAV.

f  Not annualized.

g  Annualized.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended December 31,			For the Period May 3, 2010[a] through
Per Share Operating Performance:	June 30, 2014	2013	2012	2011	December 31, 2010
Net asset value, beginning of period	$12.81	$13.29	$11.65	$12.06	$11.46
Income (loss) from investment operations:
Net investment income[b]	0.32	0.60	0.63	0.67	0.49
Net realized and unrealized gain (loss)	0.89	(0.36)	1.79	(0.34)	0.49
Total from investment operations	1.21	0.24	2.42	0.33	0.98
Less dividends and distributions to shareholders from:
Net investment income	(0.35)	(0.61)	(0.65)	(0.63)	(0.31)
Net realized gain	—	(0.06)	(0.11)	—	(0.04)
Tax return of capital	—	(0.05)	(0.02)	(0.11)	(0.03)
Total dividends and distributions to shareholders	(0.35)	(0.72)	(0.78)	(0.74)	(0.38)
Redemption fees retained by the Fund	—	—	—	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	0.86	(0.48)	1.64	(0.41)	0.60
Net asset value, end of period	$13.67	$12.81	$13.29	$11.65	$12.06
Total investment return[d,e]	9.50%[f]	1.83%	21.31%	2.69%	8.62%[f]

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended December 31,			For the Period May 3, 2010[a] through
Ratios/Supplemental Data:	June 30, 2014	2013	2012	2011	December 31, 2010
Net assets, end of period (in millions)	$516.5	$465.8	$410.5	$152.1	$48.4
Ratio of expenses to average daily net assets (before expense reduction)	1.84%[g]	1.86%	1.87%[h]	1.94%[h]	2.32%[g,h]
Ratio of expenses to average daily net assets (net of expense reduction)	1.75%[g]	1.75%	1.75%[h]	1.71%[h]	1.50%[g,h]
Ratio of net investment income to average daily net assets (before expense reduction)	4.80%[g]	4.47%	4.82%[h]	5.36%[h]	5.22%[g,h]
Ratio of net investment income to average daily net assets (net of expense reduction)	4.89%[g]	4.58%	4.94%[h]	5.59%[h]	6.04%[g,h]
Portfolio turnover rate	16%[f]	56%	39%	44%	31%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended December 31,			For the Period May 3, 2010[a] through
Per Share Operating Performance:	June 30, 2014	2013	2012	2011	December 31, 2010
Net asset value, beginning of period	$12.88	$13.36	$11.70	$12.10	$11.46
Income (loss) from investment operations:
Net investment income[b]	0.39	0.74	0.76	0.80	0.58
Net realized and unrealized gain (loss)	0.90	(0.37)	1.80	(0.35)	0.49
Total from investment operations	1.29	0.37	2.56	0.45	1.07
Less dividends and distributions to shareholders from:
Net investment income	(0.41)	(0.74)	(0.77)	(0.74)	(0.36)
Net realized gain	—	(0.06)	(0.11)	—	(0.04)
Tax return of capital	—	(0.05)	(0.02)	(0.11)	(0.03)
Total dividends and distributions to shareholders	(0.41)	(0.85)	(0.90)	(0.85)	(0.43)
Redemption fees retained by the Fund	—	—	—	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	0.88	(0.48)	1.66	(0.40)	0.64
Net asset value, end of period	$13.76	$12.88	$13.36	$11.70	$12.10
Total investment return[d]	10.13%[e]	2.82%	22.52%	3.74%	9.39%[e]

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended December 31,			For the Period May 3, 2010[a] through
Ratios/Supplemental Data:	June 30, 2014	2013	2012	2011	December 31, 2010
Net assets, end of period (in millions)	$1,774.0	$1,248.5	$982.4	$413.7	$65.1
Ratio of expenses to average daily net assets (before expense reduction)	0.88%[f]	0.87%	0.87%[g]	0.94%[g]	1.32%[f,g]
Ratio of expenses to average daily net assets (net of expense reduction)	0.75%[f]	0.75%	0.75%[g]	0.71%[g]	0.50%[f,g]
Ratio of net investment income to average daily net assets (before expense reduction)	5.80%[f]	5.47%	5.83%[g]	6.47%[g]	6.43%[f,g]
Ratio of net investment income to average daily net assets (net of expense reduction)	5.93%[f]	5.59%	5.95%[g]	6.70%[g]	7.25%[f,g]
Portfolio turnover rate	16%[e]	56%	39%	44%	31%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  Annualized.

g  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 22, 2010 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Fund's investment objective is total return. The authorized shares of the Fund are divided into three classes designated Class A, C and I shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 as of June 30, 2014.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)[a]
Preferred Securities—$25 Par Value—Banks	$358,826,410	$275,117,022	$56,020,521	$27,688,867	[b]
Preferred Securities—$25 Par Value—Life/Health Insurance	19,805,566	10,456,066	9,349,500	—
Preferred Securities—$25 Par Value—Other Industries	731,356,444	731,356,444	—	—
Preferred Securities—Capital Securities—Banks— Foreign	691,714,531	—	679,236,929	12,477,602	[c]
Preferred Securities—Capital Securities—Other Industries	1,005,802,081	—	1,005,802,081	—
Corporate Bonds	23,455,507	—	23,455,507	—
Money Market Funds	18,500,000	—	18,500,000	—
Total Investments[d]	$2,849,460,539	$1,016,929,532	$1,792,364,538	$40,166,469
Forward foreign currency exchange contracts	$95,953	$—	$95,953	$—
Total Appreciation in Other Financial Instruments[d]	$95,953	$—	$95,953	$—

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)[a]
Forward foreign currency exchange contracts	$(2,548,465)	$—	$(2,548,465)	$—
Total Depreciation in Other Financial Instruments[d]	$(2,548,465)	$—	$(2,548,465)	$—

a  Certain of the Fund's investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

b  Valued by a pricing service which utilized independent broker quotes.

c  Valued utilizing independent broker quotes.

d  Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities— $25 Par Value— Banks	Preferred Securities— $25 Par Value— Real Estate— Diversified	Preferred Securities— Capital Securities— Banks— Foreign
Balance as of December 31, 2013	$43,632,739	$21,289,081	$5,109,359	$17,234,299
Purchases	30,636,313	—	—	30,636,313
Amortization	(226)	—	—	(226)
Change in unrealized appreciation (depreciation)	5,423,277	919,583	370,844	4,132,850
Transfers within Level 3[a]	—	5,480,203	(5,480,203)	—
Transfers out of Level 3[b]	(39,525,634)	—	—	(39,525,634)
Balance as of June 30, 2014	$40,166,469	$27,688,867	$—	$12,477,602

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The change in unrealized appreciation (depreciation) attributable to securities owned on June 30, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $1,247,231.

a  As of June 30, 2014, transfers within Level 3 occurred due to changes in sector classifications.

b  As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2014, the Fund used significant observable inputs in determining the value of the same investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Distributions paid by the Fund are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2014, the investment advisor considers it likely that a portion of the distributions will be reclassified to return of capital and/or distributions from net realized gains upon the final determination of the Fund's taxable income after December 31, 2014, the Fund's fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2014, no additional provisions for income

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.70% of the average daily net assets of the Fund.

For the six months ended June 30, 2014, and through June 30, 2015, the investment advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred (excluding acquired fund fees and expenses and extraordinary expenses) so that the Fund's total annual operating expenses do not exceed 1.10% for Class A shares, 1.75% for Class C shares and 0.75% for Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor. For the six months ended June 30, 2014, fees waived and/or expenses reimbursed totaled $1,412,550.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended June 30, 2014, the Fund incurred $607,731 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares and up to 0.75% of the average daily net assets attributable to Class C shares.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2014, the Fund has been advised that the distributor received $109,600 in sales commissions from the sale of Class A shares and $34,290 and $60,670 of CDSC relating to redemptions of Class A and Class C

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $14,155 for the six months ended June 30, 2014.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2014, totaled $947,934,624 and $381,681,309, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2014 and the effect of derivatives held during the six months ended June 30, 2014, along with the respective location in the financial statements.

Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Forward foreign currency exchange contracts[a]	Unrealized appreciation	$95,953	Unrealized depreciation	$2,548,465

a  Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting arrangement or another similar agreement.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Statement of Operations
Derivatives	Location	Realized Loss	Change in Unrealized Depreciation
Forward foreign currency exchange contracts	Net Realized and Unrealized Gain (Loss)	$(1,018,439)	$(1,517,081)

The following summarizes the volume of the Fund's forward foreign currency exchange contracts activity during the six months ended June 30, 2014:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$119,375,309
Ending Notional Amount	$194,232,393

Note 5. Income Tax Information

As of June 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,658,957,672
Gross unrealized appreciation	$198,395,281
Gross unrealized depreciation	(7,892,414)
Net unrealized appreciation	$190,502,867

The Fund incurred short-term capital losses of $4,301,259 and net ordinary losses of $447,597 after October 31, 2013, that it has elected to treat as arising in the following fiscal year.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Capital Stock

The Fund is authorized to issue 600 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2014		For the Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class A:
Sold	14,395,217	$192,960,126	21,902,040	$292,704,705
Issued as reinvestment of dividends and distributions	799,820	10,753,061	1,448,838	19,098,608
Redeemed	(5,030,702)	(67,210,815)	(21,280,486)	(280,398,999)
Net increase	10,164,335	$136,502,372	2,070,392	$31,404,314
Class C:
Sold	4,871,034	$65,226,746	13,470,728	$180,082,008
Issued as reinvestment of dividends and distributions	468,061	6,255,089	916,517	12,009,991
Redeemed	(3,931,789)	(52,294,597)	(8,922,991)	(116,515,932)
Net increase	1,407,306	$19,187,238	5,464,254	$75,576,067
Class I:
Sold	45,936,899	$618,969,709	84,401,360	$1,132,373,362
Issued as reinvestment of dividends and distributions	1,298,070	17,478,542	2,259,411	29,806,582
Redeemed	(15,190,161)	(203,115,746)	(63,312,548)	(833,924,499)
Net increase	32,044,808	$433,332,505	23,348,223	$328,255,445

Note 7. Borrowings

The Fund, in conjunction with other Cohen & Steers open-end funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires January 23, 2015. The Fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended June 30, 2014, the Fund did not borrow under the credit agreement.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. Subsequent Events

On July 22, 2014, the Board of Directors of the Fund approved an increase to the Fund's authorized shares of capital stock. The Fund is now authorized to issue 1 billion shares of capital stock, at a par value of $0.001 per share.

On June 17, 2014, the Board of Directors of the Fund approved an amendment to the Fund's fee waiver/expense reimbursement agreement, effective August 1, 2014 through June 30, 2016, whereby the investment advisor will contractually agree to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.15% for Class A shares, 1.80% for Class C shares and 0.80% for Class I shares. This contractual agreement may be amended or terminated at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor.

Management has evaluated events and transactions occurring after June 30, 2014 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess could be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

Changes to the Board of Directors

Effective June 30, 2014, Martin Cohen ceased being a Director and officer of the Fund. The Board of Directors has elected Joseph M. Harvey as a Director of the Fund.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory agreement (the Advisory Agreement), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a telephonic meeting of the Board of Directors held on June 11, 2014 and at a meeting held in person on June 17, 2014, the Advisory Agreement was discussed and was unanimously continued for a term ending June 30, 2015 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreement, the Board of Directors reviewed materials provided by the Fund's investment advisor (the Investment Advisor) and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor to its other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors next considered the education, background and experience of the Investment Advisor's personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund has had, and would likely continue to have, a favorable impact on the Fund. The Board of Directors further noted the Investment Advisor's ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant blended benchmark. The Board of Directors noted that the Fund outperformed the Peer Funds' median and a blended benchmark for the one- and three-year periods ended March 31, 2014, ranking first in the peer group for each period. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund's performance during the periods. The Board of Directors also considered information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor's performance in managing other funds and products investing in preferred securities. The Board of Directors then determined that Fund performance, in light of all considerations noted above, was satisfactory.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: Next, the Board of Directors considered the advisory fees and administrative fees payable by the Fund as well as total expense ratios. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual management fee was lower than the median of the Peer Funds, ranking two out of five. The Fund's contractual management fee was higher than the median of the Peer Funds, ranking four out of five. The Board of Directors also noted that the Fund's net expense ratio was the lowest in the peer group. The Board of Directors considered that the Investment Advisor is waiving its fees and/or reimbursing expenses to limit the overall operating expenses of the Fund. The Board of Directors also considered the Investment Advisor's recommendation to adjust the Investment Advisor's existing fee waiver and expense reimbursement agreement with the Fund, effective August 1, 2014 through June 30, 2016. The Board of Directors considered that even with the fee waiver adjustment, the Fund's actual management fee and net expense ratios would remain lower than the Peer Funds' medians. Upon discussion with the Investment Advisor, the Board of Directors

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

approved an amendment to the fee waiver and reimbursement agreement. The Board of Directors then considered the administrative services provided by the Investment Advisor, including compliance and accounting services, and further noted that the Fund pays an administration fee to the Investment Advisor. The Board of Directors noted the limited utility of the comparisons, as there are only two other registered investment companies pursuing a diversified preferred securities investment strategy. Nonetheless, the Board of Directors noted that the Fund's fees and expenses were reasonable considering those of the comparison funds.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors noted that the Investment Advisor is currently waiving its fee and/or reimbursing expenses of the Fund. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the administration agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationships with the Fund were reasonable and consistent with the Investment Advisor's fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisers managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreement to those under the Investment Advisor's other fund advisory agreements, as well as the services rendered, fees paid and profitability under the Advisory Agreement to those under the Investment Advisor's other advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800-330-7348

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open- and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS REAL ESTATE SECURITIES FUND
(FORMERLY KNOWN AS "COHEN & STEERS
REALTY INCOME FUND")

  •  Designed for investors seeking total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLOZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

*  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Co-Chairman

Martin Cohen
Director and Co-Chairman

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

Joseph M. Harvey
Vice President

William F. Scapell
Vice President

Francis C. Poli
Secretary

James Giallanza
Treasurer and Chief Financial Officer

Lisa D. Phelan
Chief Compliance Officer

Tina M. Payne
Assistant Secretary

Neil Bloom
Assistant Treasurer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—CPXAX
Class  C—CPXCX
Class   I—CPXIX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

280 PARK AVENUE

NEW YORK, NY 10017

eDelivery NOW AVAILABLE

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CPXAXSAR

Semiannual Report June 30, 2014

Cohen & Steers Preferred Securities and Income Fund

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: August 28, 2014